Deposits (Amounts and scheduled maturities of all certificates of deposit) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Time Deposits, Fiscal Year Maturity [Abstract]
Within 1 Year	$ 163,680,585	$ 182,062,395
After 1 Year, Within 2 Years	45,089,513	55,389,195
After 2 Years, Within 3 Years	22,483,793	22,172,081
After 3 Years, Within 4 Years	8,996,498	24,584,913
After 4 Years, Within 5 Years	16,633,151	8,595,710
Thereafter	0	0
Time Deposits	$ 256,883,540	$ 292,804,294